S-K 1602(c) Dilution	Aug. 19, 2026 USD ($) $ / shares shares
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
No Redemption [Member] | No Over-Allotment [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share | $ / shares	10
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ (0.02)
Net Tangible Book Value	$ (158,978)
Net Tangible Book Value, Adjusted	$ 194,068,667
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	7,666,667
Number of Shares Used, Adjustment | shares	27,251,667
No Redemption [Member] | No Over-Allotment [Member] | Overallotment Liability [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted	$ (180,300)
No Redemption [Member] | Full Over-Allotment [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ (0.02)
Net Tangible Book Value	$ (158,978)
Net Tangible Book Value, Adjusted	$ 223,198,967
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	7,666,667
Number of Shares Used, Adjustment | shares	31,311,667
No Redemption [Member] | Full Over-Allotment [Member] | Overallotment Liability [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted
Redemption at 25 Percent of Maximum [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Number of Shares Used, Adjustment | shares	25,561,667
Redemption at 25 Percent of Maximum [Member] | No Over-Allotment [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ (0.02)
Net Tangible Book Value	$ (158,978)
Net Tangible Book Value, Adjusted	$ 144,568,667
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	7,666,667
Number of Shares Used, Adjustment | shares	22,251,667
Redemption at 25 Percent of Maximum [Member] | No Over-Allotment [Member] | Overallotment Liability [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted	$ (180,300)
Redemption at 25 Percent of Maximum [Member] | Full Over-Allotment [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ (0.02)
Net Tangible Book Value	$ (158,978)
Net Tangible Book Value, Adjusted	$ 166,273,967
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	7,666,667
Redemption at 25 Percent of Maximum [Member] | Full Over-Allotment [Member] | Overallotment Liability [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted
Redemption at 50 Percent of Maximum [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Number of Shares Used, Adjustment | shares	19,811,667
Redemption at 50 Percent of Maximum [Member] | No Over-Allotment [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ (0.02)
Net Tangible Book Value	$ (158,978)
Net Tangible Book Value, Adjusted	$ 95,068,667
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	7,666,667
Number of Shares Used, Adjustment | shares	17,251,667
Redemption at 50 Percent of Maximum [Member] | No Over-Allotment [Member] | Overallotment Liability [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted	$ (180,300)
Redemption at 50 Percent of Maximum [Member] | Full Over-Allotment [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ (0.02)
Net Tangible Book Value	$ (158,978)
Net Tangible Book Value, Adjusted	$ 109,348,967
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	7,666,667
Redemption at 50 Percent of Maximum [Member] | Full Over-Allotment [Member] | Overallotment Liability [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted
Redemption at 75 Percent of Maximum [Member] | No Over-Allotment [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ (0.02)
Net Tangible Book Value	$ (158,978)
Net Tangible Book Value, Adjusted	$ 45,568,667
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	7,666,667
Number of Shares Used, Adjustment | shares	12,251,667
Redemption at 75 Percent of Maximum [Member] | No Over-Allotment [Member] | Overallotment Liability [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted	$ (180,300)
Redemption at 75 Percent of Maximum [Member] | Full Over-Allotment [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ (0.02)
Net Tangible Book Value	$ (158,978)
Net Tangible Book Value, Adjusted	$ 52,423,967
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	7,666,667
Number of Shares Used, Adjustment | shares	14,061,667
Redemption at 75 Percent of Maximum [Member] | Full Over-Allotment [Member] | Overallotment Liability [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted
Redemption at 100 Percent of Maximum [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted	$ (4,501,033)
Redemption at 100 Percent of Maximum [Member] | No Over-Allotment [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ (0.02)
Net Tangible Book Value	$ (158,978)
Net Tangible Book Value, Adjusted	$ (3,931,333)
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	7,666,667
Number of Shares Used, Adjustment | shares	7,251,667
Redemption at 100 Percent of Maximum [Member] | No Over-Allotment [Member] | Overallotment Liability [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted	$ (180,300)
Redemption at 100 Percent of Maximum [Member] | Full Over-Allotment [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ (0.02)
Net Tangible Book Value	$ (158,978)
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	7,666,667
Number of Shares Used, Adjustment | shares	8,311,667
Redemption at 100 Percent of Maximum [Member] | Full Over-Allotment [Member] | Overallotment Liability [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted
Increase Attributable to Public Shareholders [Member] | No Redemption [Member] | No Over-Allotment [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	$ 7.14
Increase Attributable to Public Shareholders [Member] | No Redemption [Member] | Full Over-Allotment [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	7.15
Increase Attributable to Public Shareholders [Member] | Redemption at 25 Percent of Maximum [Member] | No Over-Allotment [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	6.52
Increase Attributable to Public Shareholders [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over-Allotment [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	6.52
Increase Attributable to Public Shareholders [Member] | Redemption at 50 Percent of Maximum [Member] | No Over-Allotment [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	5.53
Increase Attributable to Public Shareholders [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over-Allotment [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	5.54
Increase Attributable to Public Shareholders [Member] | Redemption at 75 Percent of Maximum [Member] | No Over-Allotment [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	3.74
Increase Attributable to Public Shareholders [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over-Allotment [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	3.75
Increase Attributable to Public Shareholders [Member] | Redemption at 100 Percent of Maximum [Member] | No Over-Allotment [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	(0.52)
Increase Attributable to Public Shareholders [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over-Allotment [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	(0.52)
Pro Forma Net Tangible Book Value After This Offering [Member] | No Redemption [Member] | No Over-Allotment [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	7.12
Pro Forma Net Tangible Book Value After This Offering [Member] | No Redemption [Member] | Full Over-Allotment [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	7.13
Pro Forma Net Tangible Book Value After This Offering [Member] | Redemption at 25 Percent of Maximum [Member] | No Over-Allotment [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	6.5
Pro Forma Net Tangible Book Value After This Offering [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over-Allotment [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	6.5
Pro Forma Net Tangible Book Value After This Offering [Member] | Redemption at 50 Percent of Maximum [Member] | No Over-Allotment [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	5.51
Pro Forma Net Tangible Book Value After This Offering [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over-Allotment [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	5.52
Pro Forma Net Tangible Book Value After This Offering [Member] | Redemption at 75 Percent of Maximum [Member] | No Over-Allotment [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	3.72
Pro Forma Net Tangible Book Value After This Offering [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over-Allotment [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	3.73
Pro Forma Net Tangible Book Value After This Offering [Member] | Redemption at 100 Percent of Maximum [Member] | No Over-Allotment [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	(0.54)
Pro Forma Net Tangible Book Value After This Offering [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over-Allotment [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	(0.54)
Dilution to Public Shareholders [Member] | No Redemption [Member] | No Over-Allotment [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	2.88
Dilution to Public Shareholders [Member] | No Redemption [Member] | Full Over-Allotment [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	2.87
Dilution to Public Shareholders [Member] | Redemption at 25 Percent of Maximum [Member] | No Over-Allotment [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	3.5
Dilution to Public Shareholders [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over-Allotment [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	3.5
Dilution to Public Shareholders [Member] | Redemption at 50 Percent of Maximum [Member] | No Over-Allotment [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	4.49
Dilution to Public Shareholders [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over-Allotment [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	4.48
Dilution to Public Shareholders [Member] | Redemption at 75 Percent of Maximum [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	6.28
Dilution to Public Shareholders [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over-Allotment [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	6.27
Dilution to Public Shareholders [Member] | Redemption at 100 Percent of Maximum [Member] | No Over-Allotment [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	10.54
Dilution to Public Shareholders [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over-Allotment [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	$ 10.54
Net Proceeds from This Offering and the Sale of the Private Units [Member] | No Redemption [Member] | No Over-Allotment [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted	$ 201,250,000
Net Proceeds from This Offering and the Sale of the Private Units [Member] | No Redemption [Member] | Full Over-Allotment [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted	231,250,000
Net Proceeds from This Offering and the Sale of the Private Units [Member] | Redemption at 25 Percent of Maximum [Member] | No Over-Allotment [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted	201,250,000
Net Proceeds from This Offering and the Sale of the Private Units [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over-Allotment [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted	231,250,000
Net Proceeds from This Offering and the Sale of the Private Units [Member] | Redemption at 50 Percent of Maximum [Member] | No Over-Allotment [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted	201,250,000
Net Proceeds from This Offering and the Sale of the Private Units [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over-Allotment [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted	231,250,000
Net Proceeds from This Offering and the Sale of the Private Units [Member] | Redemption at 75 Percent of Maximum [Member] | No Over-Allotment [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted	201,250,000
Net Proceeds from This Offering and the Sale of the Private Units [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over-Allotment [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted	231,250,000
Net Proceeds from This Offering and the Sale of the Private Units [Member] | Redemption at 100 Percent of Maximum [Member] | No Over-Allotment [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted	201,250,000
Net Proceeds from This Offering and the Sale of the Private Units [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over-Allotment [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted	231,250,000
Offering Costs Accrued For and Paid in Advance, Excluded from Tangible Book Value [Member] | No Redemption [Member] | No Over-Allotment [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted	157,945
Offering Costs Accrued For and Paid in Advance, Excluded from Tangible Book Value [Member] | No Redemption [Member] | Full Over-Allotment [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted	157,945
Offering Costs Accrued For and Paid in Advance, Excluded from Tangible Book Value [Member] | Redemption at 25 Percent of Maximum [Member] | No Over-Allotment [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted	157,945
Offering Costs Accrued For and Paid in Advance, Excluded from Tangible Book Value [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over-Allotment [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted	157,945
Offering Costs Accrued For and Paid in Advance, Excluded from Tangible Book Value [Member] | Redemption at 50 Percent of Maximum [Member] | No Over-Allotment [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted	157,945
Offering Costs Accrued For and Paid in Advance, Excluded from Tangible Book Value [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over-Allotment [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted	157,945
Offering Costs Accrued For and Paid in Advance, Excluded from Tangible Book Value [Member] | Redemption at 75 Percent of Maximum [Member] | No Over-Allotment [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted	157,945
Offering Costs Accrued For and Paid in Advance, Excluded from Tangible Book Value [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over-Allotment [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted	157,945
Offering Costs Accrued For and Paid in Advance, Excluded from Tangible Book Value [Member] | Redemption at 100 Percent of Maximum [Member] | No Over-Allotment [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted	157,945
Offering Costs Accrued For and Paid in Advance, Excluded from Tangible Book Value [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over-Allotment [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted	157,945
Deferred Underwriting Commission [Member] | No Redemption [Member] | No Over-Allotment [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted	(7,000,000)
Deferred Underwriting Commission [Member] | No Redemption [Member] | Full Over-Allotment [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted	(8,050,000)
Deferred Underwriting Commission [Member] | Redemption at 25 Percent of Maximum [Member] | No Over-Allotment [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted	(6,500,000)
Deferred Underwriting Commission [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over-Allotment [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted	(7,475,000)
Deferred Underwriting Commission [Member] | Redemption at 50 Percent of Maximum [Member] | No Over-Allotment [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted	(6,000,000)
Deferred Underwriting Commission [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over-Allotment [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted	(6,900,000)
Deferred Underwriting Commission [Member] | Redemption at 75 Percent of Maximum [Member] | No Over-Allotment [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted	(5,500,000)
Deferred Underwriting Commission [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over-Allotment [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted	(6,325,000)
Deferred Underwriting Commission [Member] | Redemption at 100 Percent of Maximum [Member] | No Over-Allotment [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted	(5,000,000)
Deferred Underwriting Commission [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over-Allotment [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted	(5,750,000)
Redemptions [Member] | No Redemption [Member] | No Over-Allotment [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted
Redemptions [Member] | No Redemption [Member] | Full Over-Allotment [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted
Redemptions [Member] | Redemption at 25 Percent of Maximum [Member] | No Over-Allotment [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted	(50,000,000)
Redemptions [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over-Allotment [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted	(57,500,000)
Redemptions [Member] | Redemption at 50 Percent of Maximum [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted	(115,000,000)
Redemptions [Member] | Redemption at 50 Percent of Maximum [Member] | No Over-Allotment [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted	(100,000,000)
Redemptions [Member] | Redemption at 75 Percent of Maximum [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted	(172,500,000)
Redemptions [Member] | Redemption at 75 Percent of Maximum [Member] | No Over-Allotment [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted	(150,000,000)
Redemptions [Member] | Redemption at 100 Percent of Maximum [Member] | No Over-Allotment [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted	(200,000,000)
Redemptions [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over-Allotment [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted	$ (230,000,000)
Ordinary Shares Forfeited if Over-Allotment is not Exercised [Member] | No Redemption [Member] | No Over-Allotment [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Number of Shares Used, Adjustment | shares	(1,000,000)
Ordinary Shares Forfeited if Over-Allotment is not Exercised [Member] | No Redemption [Member] | Full Over-Allotment [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Number of Shares Used, Adjustment | shares
Ordinary Shares Forfeited if Over-Allotment is not Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | No Over-Allotment [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Number of Shares Used, Adjustment | shares	(1,000,000)
Ordinary Shares Forfeited if Over-Allotment is not Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over-Allotment [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Number of Shares Used, Adjustment | shares
Ordinary Shares Forfeited if Over-Allotment is not Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | No Over-Allotment [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Number of Shares Used, Adjustment | shares	(1,000,000)
Ordinary Shares Forfeited if Over-Allotment is not Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over-Allotment [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Number of Shares Used, Adjustment | shares
Ordinary Shares Forfeited if Over-Allotment is not Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | No Over-Allotment [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Number of Shares Used, Adjustment | shares	(1,000,000)
Ordinary Shares Forfeited if Over-Allotment is not Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over-Allotment [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Number of Shares Used, Adjustment | shares
Ordinary Shares Forfeited if Over-Allotment is not Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | No Over-Allotment [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Number of Shares Used, Adjustment | shares	(1,000,000)
Ordinary Shares Forfeited if Over-Allotment is not Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over-Allotment [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Number of Shares Used, Adjustment | shares
Ordinary Shares Offered [Member] | No Redemption [Member] | No Over-Allotment [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Number of Shares Used, Adjustment | shares	20,000,000
Ordinary Shares Offered [Member] | No Redemption [Member] | Full Over-Allotment [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Number of Shares Used, Adjustment | shares	23,000,000
Ordinary Shares Offered [Member] | Redemption at 25 Percent of Maximum [Member] | No Over-Allotment [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Number of Shares Used, Adjustment | shares	20,000,000
Ordinary Shares Offered [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over-Allotment [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Number of Shares Used, Adjustment | shares	23,000,000
Ordinary Shares Offered [Member] | Redemption at 50 Percent of Maximum [Member] | No Over-Allotment [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Number of Shares Used, Adjustment | shares	20,000,000
Ordinary Shares Offered [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over-Allotment [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Number of Shares Used, Adjustment | shares	23,000,000
Ordinary Shares Offered [Member] | Redemption at 75 Percent of Maximum [Member] | No Over-Allotment [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Number of Shares Used, Adjustment | shares	20,000,000
Ordinary Shares Offered [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over-Allotment [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Number of Shares Used, Adjustment | shares	23,000,000
Ordinary Shares Offered [Member] | Redemption at 100 Percent of Maximum [Member] | No Over-Allotment [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Number of Shares Used, Adjustment | shares	20,000,000
Ordinary Shares Offered [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over-Allotment [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Number of Shares Used, Adjustment | shares	23,000,000
Private Shares Included in the Private Units [Member] | No Redemption [Member] | No Over-Allotment [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Number of Shares Used, Adjustment | shares	585,000
Private Shares Included in the Private Units [Member] | No Redemption [Member] | Full Over-Allotment [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Number of Shares Used, Adjustment | shares	645,000
Private Shares Included in the Private Units [Member] | Redemption at 25 Percent of Maximum [Member] | No Over-Allotment [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Number of Shares Used, Adjustment | shares	585,000
Private Shares Included in the Private Units [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over-Allotment [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Number of Shares Used, Adjustment | shares	645,000
Private Shares Included in the Private Units [Member] | Redemption at 50 Percent of Maximum [Member] | No Over-Allotment [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Number of Shares Used, Adjustment | shares	585,000
Private Shares Included in the Private Units [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over-Allotment [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Number of Shares Used, Adjustment | shares	645,000
Private Shares Included in the Private Units [Member] | Redemption at 75 Percent of Maximum [Member] | No Over-Allotment [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Number of Shares Used, Adjustment | shares	585,000
Private Shares Included in the Private Units [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over-Allotment [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Number of Shares Used, Adjustment | shares	645,000
Private Shares Included in the Private Units [Member] | Redemption at 100 Percent of Maximum [Member] | No Over-Allotment [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Number of Shares Used, Adjustment | shares	585,000
Private Shares Included in the Private Units [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over-Allotment [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Number of Shares Used, Adjustment | shares	645,000
Ordinary Shares Redeemed [Member] | No Redemption [Member] | No Over-Allotment [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Number of Shares Used, Adjustment | shares
Ordinary Shares Redeemed [Member] | No Redemption [Member] | Full Over-Allotment [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Number of Shares Used, Adjustment | shares
Ordinary Shares Redeemed [Member] | Redemption at 25 Percent of Maximum [Member] | No Over-Allotment [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Number of Shares Used, Adjustment | shares	(5,000,000)
Ordinary Shares Redeemed [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over-Allotment [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Number of Shares Used, Adjustment | shares	(5,750,000)
Ordinary Shares Redeemed [Member] | Redemption at 50 Percent of Maximum [Member] | No Over-Allotment [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Number of Shares Used, Adjustment | shares	(10,000,000)
Ordinary Shares Redeemed [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over-Allotment [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Number of Shares Used, Adjustment | shares	(11,500,000)
Ordinary Shares Redeemed [Member] | Redemption at 75 Percent of Maximum [Member] | No Over-Allotment [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Number of Shares Used, Adjustment | shares	(15,000,000)
Ordinary Shares Redeemed [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over-Allotment [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Number of Shares Used, Adjustment | shares	(17,250,000)
Ordinary Shares Redeemed [Member] | Redemption at 100 Percent of Maximum [Member] | No Over-Allotment [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Number of Shares Used, Adjustment | shares	(20,000,000)
Ordinary Shares Redeemed [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over-Allotment [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Number of Shares Used, Adjustment | shares	(23,000,000)